Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)
Reconciliation of Income and Number of Shares Used to Calculate Basic and Diluted Earnings per Share (EPS)

	For the Year Ended December 31, 2014
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$23,451,000	121,186,464	$0.19
Effect of dilutive securities:
Stock options and restricted stock		1,890,184
Diluted EPS	$23,451,000	123,076,648	$0.19

	For the Year Ended December 31, 2013
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$27,015,000	119,284,468	$0.23
Effect of dilutive securities:
Stock options and restricted stock		1,940,082	$(0.01)
Diluted EPS:	$27,015,000	121,224,550	$0.22

	For the Year Ended December 31, 2012
	Income (Numerator)	Shares (Denominator)	Per-Share Amount

Basic EPS	$37,313,000	117,721,135	$0.32
Effect of dilutive securities:
Stock options and restricted stock		1,372,455	$(0.01)
Diluted EPS:	$37,313,000	119,093,590	$0.31

For the years ended December 31, 2014 and 2013, weighted-average shares outstanding used in our computation of diluted EPS includes the dilutive effect of potential common shares. For the year ended December 31, 2012, all potential common shares have been excluded from the calculation of weighted-average shares outstanding used in our computation of diluted EPS as the company incurred a loss for that year, and therefore, inclusion of potential common shares in the calculation of diluted EPS would be anti-dilutive.